Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,000	0
Common stock, shares outstanding	1,000	0